REMUNERATIONS TO AUDITORS (Tables)	12 Months Ended
Apr. 30, 2018
Auditor's remuneration [abstract]
Schedule of auditors' remuneration
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Ernst & Young AB
Auditing	1,733	1,729	1,390
Auditing activities in addition to auditing	1,200	800	2,459
Tax consulting	0	10	32
Other services	19	59	131
Total	2,952	2,598	4,012